9. Income Taxes - Components of Deferred Tax Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ (199,000)	$ (18,000)
Gross Deferred Tax Assets	(199,000)	(18,000)
Less Valuation Allowance	199,000	18,000
Total Deferred Tax Assets - Net